Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment	12 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Schedule of Property, Plant and Equipment [Line Items]
Carrying amount	RM 4,295,691		RM 4,960,020		$ 910,934	$ 1,051,810
Plant and machinery [Member]
Schedule of Property, Plant and Equipment [Line Items]
Carrying amount	2,496,097		2,882,877
Leasehold premises [Member]
Schedule of Property, Plant and Equipment [Line Items]
Carrying amount	1,034,989		1,493,912
Computer systems and office equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Carrying amount	64,632		108,959
Renovation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Carrying amount	306,995		36,529
Tester and tools [Member]
Schedule of Property, Plant and Equipment [Line Items]
Carrying amount	345,049		437,741
Motor vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Carrying amount	47,929		2
Cost [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	17,698,883	$ 3,753,182	16,883,270	$ 3,580,226
Additions	581,327	123,275	395,054	83,774
Modification of lease liability			532,423	112,904
Write-off	(208,041)	(44,117)	(111,864)	(23,722)
Balance at end of year	18,072,169	3,832,340	17,698,883	3,753,182
Cost [Member] | Plant and machinery [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	9,324,610		9,279,489
Additions	130,226		45,121
Modification of lease liability
Write-off	(146,444)
Balance at end of year	9,308,392		9,324,610
Cost [Member] | Leasehold premises [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	2,801,531		2,269,108
Additions
Modification of lease liability			532,423
Write-off
Balance at end of year	2,801,531		2,801,531
Cost [Member] | Computer systems and office equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	1,842,185		1,841,658
Additions	38,593		88,994
Modification of lease liability
Write-off	(54,675)		(88,467)
Balance at end of year	1,826,103		1,842,185
Cost [Member] | Renovation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	1,314,174		1,319,374
Additions	312,053		11,600
Modification of lease liability
Write-off	(6,922)		(16,800)
Balance at end of year	1,619,305		1,314,174
Cost [Member] | Tester and tools [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	2,343,096		2,100,354
Additions	49,105		249,339
Modification of lease liability
Write-off			(6,597)
Balance at end of year	2,392,201		2,343,096
Cost [Member] | Motor vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	73,287		73,287
Additions	51,350
Modification of lease liability
Write-off
Balance at end of year	124,637		73,287
Accumulated depreciation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	12,738,863	2,701,372	11,420,940	2,421,897
Depreciation	1,245,651	264,150	1,427,965	302,811
Write-off	(208,036)	(44,116)	(110,042)	(23,336)
Balance at end of year	13,776,478	$ 2,921,406	12,738,863	$ 2,701,372
Accumulated depreciation [Member] | Plant and machinery [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	6,441,733		5,886,202
Depreciation	517,006		555,531
Write-off	(146,444)
Balance at end of year	6,812,295		6,441,733
Accumulated depreciation [Member] | Leasehold premises [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	1,307,619		691,413
Depreciation	458,923		616,206
Write-off
Balance at end of year	1,766,542		1,307,619
Accumulated depreciation [Member] | Computer systems and office equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	1,733,226		1,712,794
Depreciation	82,916		108,879
Write-off	(54,671)		(88,447)
Balance at end of year	1,761,471		1,733,226
Accumulated depreciation [Member] | Renovation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	1,277,645		1,273,670
Depreciation	41,586		20,775
Write-off	(6,921)		(16,800)
Balance at end of year	1,312,310		1,277,645
Accumulated depreciation [Member] | Tester and tools [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	1,905,355		1,783,576
Depreciation	141,797		126,574
Write-off			(4,795)
Balance at end of year	2,047,152		1,905,355
Accumulated depreciation [Member] | Motor vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	73,285		73,285
Depreciation	3,423
Write-off
Balance at end of year	RM 76,708		RM 73,285